Operating Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of Rent Expense
Total rental expense consists of the following:

(In thousands)	2013	2012	2011
Gross rentals:
Ships and containers	$182,998	$198,137	$175,905
Other	36,682	42,252	40,879
	219,680	240,389	216,784
Sublease rentals	(4,463)	(21,961)	(5,416)
	$215,217	$218,428	$211,368

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum rental payments required under operating leases having initial or remaining non-cancelable lease terms in excess of one year at December 31, 2013 are as follows:

(In thousands)	Ships and Containers	Other	Total
2014	$82,541	$24,899	$107,440
2015	53,660	19,611	73,271
2016	47,522	17,236	64,758
2017	20,918	15,506	36,424
2018	7,657	13,032	20,689
Later years	2,418	34,454	36,872